UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                  Form 13F

                                           FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2011
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Check here if Amendment [_]; Amendment Number: N/A
                                              -------
This Amendment ( Check only one):        [_] is a restatement.
                                         [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Duquesne Family Office LLC
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Address:      40 West 57th Street, 24th Floor
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              New York, NY 10019
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              Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Gerald Kerner
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Title:        General Counsel
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Phone:        412-830-6500
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Signature, Place, and Date of Signing:

 /s/ Gerald Kerner                New York, NY                02/09/12
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 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              23
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Form 13F Information Table Value Total:            $ 1,075,600  (thousands)
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List of Other Included Managers:                     NONE


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

Column 1                    Column 2          Column 3    Column 4        Column 5     Column 6 Column 7         Column 8

                                                                                                             Voting Authority
                            Title                           Value     Shrs Or  Sh/ Put/ Invstmt   Other    -------------------
Name of Issuer              of Class          Cusip       (x$1000)    Prn Amt  Prn Call Dscretn   Mngrs     Sole    Shared   None
---------------------------- --------------    ---------- ---------- ---------- --- --- -------- -------- ---------- ------ -----

Altria Group Inc.           COM               02209S103     102,020  3,440,800 SH       DEFINED           3,440,800
Amgen Inc.                  COM               031162100      86,234  1,343,000 SH       DEFINED           1,343,000
Apple Inc.                  COM               037833100      31,347     77,400 SH       DEFINED              77,400
Carter's Inc.               COM               146229109      22,732    571,000 SH       DEFINED             571,000
Chipotle Mex Grill Inc.     COM               169656105      72,276    214,000 SH       DEFINED             214,000
Dunkin Brands Group Inc.    COM               265504100         500     20,000 SH       DEFINED              20,000
Elan Corp                   ADR               284131208      55,047  4,006,300 SH       DEFINED           4,006,300
Ford Motor Co               COM PAR $0.01     345370860      32,280  3,000,000 SH       DEFINED           3,000,000
Fusion-io Inc.              COM               36112J107         121      5,000 SH       DEFINED               5,000
Google Inc.                 CL A              38259P508     103,538    160,300 SH       DEFINED             160,300
Home Depot Inc.             COM               437076102      32,034    762,000 SH       DEFINED             762,000
Intermune Inc.              COM               45884X103       7,182    570,000 SH       DEFINED             570,000
JP Morgan Chase & Co.       COM               46625H100      49,343  1,484,000 SH       DEFINED           1,484,000
Johnson & Johnson           COM               478160104      75,679  1,154,000 SH       DEFINED           1,154,000
Kraft Foods Inc.            CL A              50075N104      49,128  1,315,000 SH       DEFINED           1,315,000
McDonald's Corp             COM               580135101      56,185    560,000 SH       DEFINED             560,000
Merck & Co.                 COM               58933Y105      50,820  1,348,000 SH       DEFINED           1,348,000
Nike, Inc.                  CL B              654106103      50,614    525,200 SH       DEFINED             525,200
Pfizer Inc.                 COM               717081103      50,638  2,340,000 SH       DEFINED           2,340,000
Spectrum Pharm's Inc.       COM               84763A108       6,911    472,354 SH       DEFINED             472,354
Starbucks Corp              COM               855244109      55,902  1,215,000 SH       DEFINED           1,215,000
State Bank Fin'l Corp.      COM               856190103       6,975    461,600 SH       DEFINED             461,600
Yum! Brands Inc.            COM               988498101      78,094  1,323,400 SH       DEFINED           1,323,400

Grand Total                                               1,075,600

